Investments in associates - Disclosure of associates (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Disclosure of associates [line items]
Current assets		$ 147,684	$ 63,814
Current liabilities		(32,632)	(14,616)
Revenues		277,370	191,157
Other comprehensive income		93,345	(57,822)
Comprehensive loss		$ 299,433	$ (41,555)
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Current assets				$ 42,949
Non-current assets				525,269
Current liabilities				(90,842)
Non-current liabilities				(85,590)
Net assets				391,786	$ 538,570
Revenues				8,421
Net loss				(153,087)
Other comprehensive income	$ 1,100			1,440
Comprehensive loss				$ (151,647)